SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
SHARE CAPITAL
12.   Share capital

a)       Authorized share capital

Authorized share capital consists of an unlimited number of common shares without par value, unlimited Class “A” preferred shares with par value of $10 per share, and unlimited Class “B” preferred shares without par value. No preferred shares have been issued.

b)      Common shares

The following shows the Company’s issued and outstanding common shares and the prices at which the shares are issued.

	Number of Common Shares	Weighted Average Share Price
Balance as at January 1, 2024	2,640,409
Shares issued under private placement	2,640,000	$ 0.35
Unit Shares issued under Concurrent Offering	1,000,003	$ 3.00
Shares issued on exercise of options	45,000	$ 1.00
Balance as at December 31, 2024	6,325,412
Conversion of subscription receipts	9,000,035	$ 3.00
Shares issued under private placement	30,486,666	$ 3.15
Bonus share issuance to lender	1,045,000	$ 3.25
Nussir acquisition	24,168,149	$ 3.55
NSG acquisition	5,608,000	$ 3.55
REAS acquisition	4,210,000	$ 3.55
Shares issued on settlement of share-based awards	24,259	$3.80
Balance as at December 31, 2025	80,867,521

i.        Acquisitions

On February 26, 2025, the Company closed the acquisitions of Nussir and NSG (Note 3) and issued 24,168,149 and 5,608,000 shares respectively at a price of $3.55 per common share.

On March 6, 2025, the Company closed the acquisition of REAS (Note 3) and issued 4,210,000 shares at a price of $3.55 per common share.

ii.        Financing

On October 1, 2025, pursuant to a prospectus supplement to the Company’s short form base shelf prospectus, the Company closed a bought-deal public offering issuing 26,220,000 common shares at a price of $3.30 per share for total gross proceeds of $86,526,000. Net proceeds from the offering of $81,198,840, after underwriters’ fees and other offering costs, are expected to be used for the development of the Blue Moon project, further exploration at Nussir and NSG and general corporate and working capital purposes.

On September 4, 2025 the Company issued 2,092,173 common shares at a price of $3.30 per share for gross proceeds of $6,897,000 to Oaktree as part of the initial equity tranche under the Hartree and Oaktree project finance package to fund early works and pre-construction activities at Nussir.

Concurrent with the first draw under the related bridge loan, the Company issued 1,045,000 bonus shares to Hartree for no cash consideration as part of the financing arrangement. The fair value of the bonus shares was based on the Company’s closing share price on September 4, 2025.

On May 8, 2025, the Company issued 376,833 shares at a price of $3.00 per share to Leonard Nilsen & Sønner AS (“LNS”) for gross proceeds of $1,130,499. The subscription formed part of the follow-on equity investment originally agreed to on December 19, 2024 and was triggered upon the Company achieving the first milestone - the LNS underground mobilization at Nussir.

On March 7, 2025, the Company closed the second tranche of financing from Hartree Partners LP (“Hartree”) in connection with the Nussir and NSG Transactions. Hartree purchased 1,750,000 shares at a price of $3.00 per share for total gross proceeds of $5,250,000.

On February 26, 2025, on closing of the Nussir and NSG transactions,9,000,028 Subscription Receipts, issued as part of the December 19, 2024 unit financing were automatically converted into 9,000,035 common shares of the Company without payment of additional consideration (rounding due to the 10:1 share consolidation).

On February 26, 2025, the Company issued 47,660 shares at a price of $3.00 per common share for gross proceeds of $142,980.

On December 19, 2024, the Company completed a brokered unit financing in connection with the Nussir and NSG transactions, issuing 1,000,003 units at $30.00 per common share and nine subscription units. Proceeds of $3.0 million related to the common shares were released at closing, while $27.0 million related to the subscription units was held in escrow until converted into common shares on February 26, 2025. Share issuance costs of $44,679 were recorded in Q4 2024, and deferred share issuance costs of $417,101 were reclassified to equity in the first quarter upon conversion.

On August 30, 2024, the Company issued 2,640,000 shares at a price of $0.35 per common share for gross proceeds of $924,000.

iii.      Share units

The Company maintains a share-based compensation plan under which certain employees and officers are granted share units. During the year, share units were granted and settled in accordance with the terms of the plan. Further details of the Company’s share-based compensation arrangements are disclosed in Note 13.